Non-Current Advance to a Third Party (Details) - USD ($)	3 Months Ended	6 Months Ended
	Dec. 31, 2023	Jun. 30, 2023
Total Price [Member]
Non-Current Advance to a Third Party (Details) [Line Items]
Contract price		$413,582
First Method [Member]
Non-Current Advance to a Third Party (Details) [Line Items]
Installment payment percentage		30.00%
Working days		30
Second Method [Member]
Non-Current Advance to a Third Party (Details) [Line Items]
Installment payment percentage		50.00%
Working days		30
Third Method [Member]
Non-Current Advance to a Third Party (Details) [Line Items]
Installment payment percentage		20.00%
Working days		90
Forecast [Member]
Non-Current Advance to a Third Party (Details) [Line Items]
Final payment	$ 11,935
Product Development [Member]
Non-Current Advance to a Third Party (Details) [Line Items]
Development costs		$ 401,647
Software Development [Member]
Non-Current Advance to a Third Party (Details) [Line Items]
Development costs		$ 11,935